Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income taxes at statutory rate	$ 0
Effect of change on uncertain tax positions relating to prior year	49
Effect of unremitted earnings of subsidiaries	(10)
Effect of taxable income in various countries	(31)
Total tax expense	$ 8
Predecessor
Income Tax [Line Items]
Income taxes at statutory rate		$ 0	$ 0	$ 0
Effect of change on uncertain tax positions relating to prior year		12	(5)	28
Effect of unremitted earnings of subsidiaries		0	3	(4)
Effect of taxable income in various countries		18	68	175
Total tax expense		$ 30	$ 66	$ 199